UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ x ]; Amendment Number:1

This Amendment (Check only one.):	[ x ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSalle Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    August 19, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	62

Form 13F Information Table Value Total:   	$297,644



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      717    15328 SH       Sole                    15328
Accenture Plc Ireland          COM              G1151C101     6189   160140 SH       Sole                   160140
Allstate Corp                  COM              020002101     4559   158678 SH       Sole                   158678
American Elec Pwr              COM              025537101     5622   174058 SH       Sole                   174058
Amgen Inc                      COM              031162100     4535    86213 SH       Sole                    86213
Apache Corp                    COM              037411105     4524    53733 SH       Sole                    53733
Baxter Intl                    COM              071813109     3794    93355 SH       Sole                    93355
CME Group Inc Cl A             COM              12572Q105     4972    17658 SH       Sole                    17658
Charles Schwab Corp            COM              808513105     8249   581740 SH       Sole                   581740
City National Corp             COM              178566105      307     6000 SH       Sole                     6000
Coca Cola Co                   COM              191216100      268     5342 SH       Sole                     5342
Conocophillips                 COM              20825C104     5391   109826 SH       Sole                   109826
Corning Inc                    COM              219350105     5355   331606 SH       Sole                   331606
Devon Energy Corp New          COM              25179M103     5922    97211 SH       Sole                    97211
EOG Resources                  COM              26875P101     6119    62200 SH       Sole                    62200
Exxon Mobil Corp               COM              30231G102     1901    33304 SH       Sole                    33304
Fortune Brands                 COM              349631101     3866    98676 SH       Sole                    98676
General Electric               COM              369604103     5319   368842 SH       Sole                   368842
Health Care Select Spdr        COM              81369Y209     6539   231875 SH       Sole                   231875
JP Morgan Chase & Co           COM              46625H100     5888   160840 SH       Sole                   160840
Johnson & Johnson              COM              478160104      639    10826 SH       Sole                    10826
Kroger                         COM              501044101     4823   244945 SH       Sole                   244945
Lockheed Martin Corporation    COM              539830109     4902    65804 SH       Sole                    65804
Microsoft                      COM              594918104     6384   277461 SH       Sole                   277461
Mosaic Company                 COM              61945A107     4498   115399 SH       Sole                   115399
Nabors Industries Ltd Shs      COM              G6359F103     4093   232291 SH       Sole                   232291
Northern Trust Corp            COM              665859104      888    19013 SH       Sole                    19013
Novartis AG Sponsored ADR      COM              66987V109     6893   142650 SH       Sole                   142650
Nvidia Corp                    COM              67066G104     4324   423550 SH       Sole                   423550
Pepsico                        COM              713448108      252     4139 SH       Sole                     4139
Pfizer Inc                     COM              717081103      216    15126 SH       Sole                    15126
Praxair Inc                    COM              74005P104     8021   105559 SH       Sole                   105559
Schlumberger                   COM              806857108     6370   115102 SH       Sole                   115102
Standard And Poors Depository  COM              78462F103     1969    19075 SH       Sole                    19075
Target Corp                    COM              87612E106     5921   120425 SH       Sole                   120425
Texas Instruments              COM              882508104     5446   233926 SH       Sole                   233926
Thermo Fisher Scientific       COM              883556102     5126   104500 SH       Sole                   104500
United Parcel Service          COM              911312106     7327   128800 SH       Sole                   128800
UnitedHealth Group             COM              91324P102     5536   194946 SH       Sole                   194946
Utility Sector Spdr            COM              81369Y886     5294   187316 SH       Sole                   187316
Wal-Mart                       COM              931142103     6944   144447 SH       Sole                   144447
Walgreen Co                    COM              931422109     5015   187838 SH       Sole                   187838
IShares Msci Emerging Mrkts Cl COM              464287234    12335 330514.604 SH     Sole               330514.604
IShares S&P Latin America      COM              464287390     7832 189085.000 SH     Sole               189085.000
MSCI India Index ETN           COM              06739F291     3499 54675.000 SH      Sole                54675.000
Leucadia National              COM              527288104      816    41840 SH       Sole                    41840
Privatebancorp Inc             COM              742962103     1749   157850 SH       Sole                   157850
Proshares Short 20+ Treasury   COM              74347X849     4696   109700 SH       Sole                   109700
Taylor Capital Group           COM              876851106      129    10000 SH       Sole                    10000
Blackrock Glbl Energy&Res Tr-C COM              09250U101    11272   502520 SH       Sole                   502520
Kayne Anderson Energy Developm COM              48660Q102    14464   953437 SH       Sole                   953437
Nuveen Quality Pfd Income Fund COM              67072C105      292    38900 SH       Sole                    38900
Tortoise Energy Cap Corp       COM              89147u100      593    25900 SH       Sole                    25900
Tortoise Energy Infra          COM              89147L100    10603   327791 SH       Sole                   327791
Aberdeen Asia-Pacific Income F COM              003009107     3573 590500.000 SH     Sole               590500.000
IShares GS$ Investop           COM              464287242     3027 27910.000 SH      Sole                27910.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     1127 13400.000 SH      Sole                13400.000
IShares Tr Barclays 1-3 Yr Cre COM              464288646     1148 11050.000 SH      Sole                11050.000
IShares Tr US Tips Bd Fd       COM              464287176     6453 60360.000 SH      Sole                60360.000
MS Emerging Mkts Domestic Fund COM              617477104     1049 71600.000 SH      Sole                71600.000
Barclays Muni Bond ETF         COM              78464A458     5769 251485.000 SH     Sole               251485.000
Barclays Short Term Muni       COM              78464A425    16301 676390.000 SH     Sole               676390.000